	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF SEPTEMBER 30, 2022

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS — 92.30%
	Consumer Discretionary - Automobiles & Components — 1.72%
87,240	Dorman Products, Inc. *	$ 7,164,149

	Consumer Discretionary - Consumer Services — 1.79%
131,500	Carriage Services, Inc.	4,229,040
171,795	Wendy's Company	3,210,849
		7,439,889

	Consumer Discretionary - Durables & Apparel — 1.25%
230,645	La-Z-Boy Incorporated	5,205,658

	Consumer Discretionary - Retailing — 4.67%
10,380	Murphy USA, Inc.	2,853,566
78,380	Ollie's Bargain Outlet Holdings Inc. *	4,044,408
648,335	Petco Health and Wellness Company, Inc.
	Class A *	7,235,419
16,740	Pool Corporation	5,326,835
		19,460,228

	Consumer Staples - Food, Beverage & Tobacco — 2.48%
45,355	J & J Snack Foods Corp.	5,872,112
312,960	Nomad Foods Ltd *	4,444,032
		10,316,144

	Financials - Banks — 3.63%
72,945	Community Bank System, Inc.	4,382,536
115,150	Glacier Bancorp, Inc.	5,657,319
62,890	Pinnacle Financial Partners, Inc.	5,100,379
		15,140,234

	Financials - Diversified — 3.20%
124,635	Cohen & Steers, Inc.	7,805,890
25,975	Morningstar, Inc.	5,515,012
		13,320,902

	Financials - Insurance — 1.04%
164,540	BRP Group, Inc. Class A *	4,335,629

	Health Care - Health Care Equipment & Services — 10.96%
52,107	Amedisys, Inc. *	5,043,436
172,680	AtriCure, Inc. *	6,751,788
208,925	InMode Ltd. *	6,081,807
112,680	NuVasive, Inc. *	4,936,511
75,000	Omnicell, Inc. *	6,527,250
42,612	QuidelOrtho Corporation *	3,045,906
103,510	STAAR Surgical Company *	7,302,630
69,615	UFP Technologies, Inc. *	5,975,752
		45,665,080

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 4.98%
140,715	Pacira BioSciences, Inc. *	7,484,631
160,000	Prestige Consumer Healthcare Inc. *	7,972,800
112,500	Syneos Health, Inc. Class A *	5,304,375
		20,761,806

	Industrials - Capital Goods — 7.61%
88,706	A.O. Smith Corporation	4,309,337
76,920	Beacon Roofing Supply, Inc. *	4,209,062
93,893	Builders FirstSource, Inc. *	5,532,176
75,090	Comfort Systems USA, Inc.	7,308,510
326,858	Construction Partners, Inc. Class A *	8,573,485
54,270	Evoqua Water Technologies Corp. *	1,794,709
		31,727,279

	Industrials - Commercial & Professional Services — 9.85%
79,395	Exponent, Inc.	6,960,559
173,325	IAA, Inc. *	5,520,401
88,000	ICF International, Inc.	9,593,760
430,045	KAR Auction Services, Inc. *	4,803,602
134,075	Ritchie Bros. Auctioneers Incorporated	8,377,006
44,960	Tetra Tech, Inc.	5,778,709
		41,034,037

	Industrials - Transportation — 3.53%
164,000	Knight-Swift Transportation Holdings Inc. Class A	8,024,520
348,869	Marten Transport, Ltd.	6,684,330
		14,708,850

	Information Technology - Semiconductors & Semiconductor Equipment — 4.11%
98,435	Lattice Semiconductor Corporation *	4,843,986
80,711	Onto Innovation, Inc. *	5,169,540
110,280	Power Integrations, Inc.	7,093,210
		17,106,736

	Information Technology - Software & Services — 27.60%
111,105	BlackLine, Inc. *	6,655,189
43,750	CyberArk Software Ltd. *	6,559,875
118,860	Descartes Systems Group Inc. *	7,551,176
213,210	EVERTEC, Inc.	6,684,133
56,565	ExlService Holdings, Inc. *	8,335,418
275,235	Grid Dynamics Holdings, Inc. Class A *	5,155,151
328,960	i3 Verticals, Inc. Class A *	6,589,069
330,314	Model N, Inc. *	11,306,648
31,890	Paylocity Holding Corp. *	7,703,986
164,710	Q2 Holdings, Inc. *	5,303,662
60,141	Qualys, Inc. *	8,383,054
73,065	Rapid7, Inc. *	3,134,489
678,099	Repay Holdings Corporation Class A *	4,787,379
56,225	SPS Commerce, Inc. *	6,984,832
139,025	Tenable Holdings, Inc. *	4,838,070
222,400	Varonis Systems, Inc. *	5,898,048
111,720	WNS (Holdings) Limited Sponsored ADR *	9,143,165
		115,013,344

	Information Technology - Technology Hardware & Equipment — 1.31%
131,670	ePlus inc. *	5,469,572

	Materials - Materials — 1.36%
59,500	AptarGroup, Inc.	5,654,285

	Real Estate - Real Estate — 1.21%
109,550	NexPoint Residential Trust, Inc.	5,062,306

	TOTAL COMMON STOCKS
	(cost $303,439,522)	384,586,128

SHORT-TERM INVESTMENTS — 7.52%
	U.S. Government Securities — 6.22%
$5,000,000	U.S. Treasury Bill 10/06/2022, 1.424%	4,999,024
5,000,000	U.S. Treasury Bill 10/20/2022, 2.273%	4,994,091
5,000,000	U.S. Treasury Bill 11/03/2022, 2.538%	4,988,554
5,000,000	U.S. Treasury Bill 11/17/2022, 2.750%	4,982,356
5,000,000	U.S. Treasury Bill 12/01/2022, 2.850%	4,976,298
1,000,000	U.S. Treasury Bill 12/15/2022, 2.778%	994,324
		25,934,647

	Money Market Fund — 1.30%
5,405,423	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),
	7-day net yield 2.81%	5,405,423
	TOTAL SHORT-TERM INVESTMENTS
	(cost $31,340,877)	31,340,070

	TOTAL INVESTMENTS
	(cost $334,780,399) — 99.82%	415,926,198

	OTHER ASSETS, NET OF LIABILITIES — 0.18%	753,971

	TOTAL NET ASSETS
	(basis of percentages disclosed above) — 100%	$416,680,169

	* Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

                Level 1 - quoted prices in active markets for identical investments

                Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1
Common Stocks(1)	$384,586,128
Money Market Fund	5,405,423
Level 2
U.S. Government Securities	25,934,647
Level 3
None	—
Total	$415,926,198

(1) See Schedule above for further detail by industry.